Capital Stock - Summary of Stock Option Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stock Option
Options
Outstanding - beginning of year (in shares)	255,147
Grants in period (shares)	0
Exercised (in shares)	(131,471)	(169,181)	(66,770)
Forfeited / expired (in shares)	(3,652)
Outstanding - end of year (in shares)	120,024	255,147
Exercisable - end of year (in shares)	120,024
Weighted-Average Exercise Price ($)
Outstanding - beginning of year (in dollars per share)	$ 12.80
Granted (in dollars per share)	0
Exercised (in dollars per share)	13.04
Forfeited / expired (in dollars per share)	43.12
Outstanding - end of year (in dollars per share)	11.62	$ 12.80
Exercisable - end of year (in dollars per share)	$ 11.62
Share-based Payment Arrangement, Option [Member] | 2023 Plan
Options
Grants in period (shares)	0	0	0
Employee Stock
Weighted-Average Exercise Price ($)
Unrecognized compensation cost related to non-vested stock options granted	$ 0